DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2021	Aug. 02, 2021	Jul. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity						Jan. 05, 2021		Jan. 05, 2021
Proceeds from issuance of warrants								$ 9,982,754
Minimum net worth to consummate business combination			$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%
Share price			$ 10.15
Expenses payable on dissolution			$ 100,000
Minimum share price of the residual assets remaining available for distribution			$ 10
Minimum public share price due to reductions in the value of the trust assets less taxes payable			$ 10.15
Total deposited into the Trust Account	$ 28,499,860
Proceeds held in the Trust Account	$ 231,499,860
Cash				$ 18,159		$ 18,159		288,108
Marketable securities held in Trust Account				231,842,586		231,842,586		231,506,662
Deficit working capital				2,240,023		2,240,023		440,843
Interest earned on marketable securities held in Trust Account				$ 312,612	$ 0	335,924	$ 0	$ 6,802
Inception [Member]
Description Of Organization And Business Operations [Line Items]
Interest earned on marketable securities held in Trust Account						$ 342,726
Minimum [Member] | Nonconsolidated Investee [Member]
Description Of Organization And Business Operations [Line Items]
Equity method investment ownership percentage			50.00%
Private Placement Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Class of warrant or rights issued during period,shares		9,000,000
Class of warrant or rights issue price per share		$ 1
Proceeds from issuance of warrants		$ 9,000,000
IPO [Member]
Description Of Organization And Business Operations [Line Items]
Total transaction costs incurred in connection with initial public offering		13,056,080
Underwriting fee		4,561,574
Deferred underwriting fee		7,982,754
Other Offering Costs		511,752
Proceeds from Issuance or Sale of Equity		$ 231,499,860
Per share value of restricted asset		$ 10.15
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Class of warrant or rights issued during period,shares	982,754
Class of warrant or rights issue price per share	$ 1
Proceeds from issuance of warrants	$ 29,061,434
Common Class A [Member] | Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Share price				$ 9.2		$ 9.2		$ 9.2
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		20,000,000
Sale of stock price per share		$ 10
Proceeds from initial public offering		$ 200,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	2,807,868
Sale of stock price per share	$ 10